Amounts receivable	12 Months Ended
Dec. 31, 2024
Trade and other receivables [Abstract]
Amounts receivable [Text Block]

4) Amounts receivable

	December 31,	December 31,
	2024	2023
Trade receivables (note 22(b))	$5,471	$19,080
Current taxes recoverable - Brazil	4,171	5,348
Current taxes recoverable - Other	71	1,142
Other receivables	28	28
Total	$9,741	$25,598